Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Changes in Equity) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	$ 478,263	$ 371,492	$ 2,722
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	1	3	3
Share repurchase, amount	(139)
Share-based compensation	121,087	50,605	47,989
Issuance of ordinary shares in connection with business acquisitions, amount	7,864
Issuance of ordinary shares in connection with exercise of share options, shares (in shares)	3,982,385
Issuance of ordinary shares in connection with exercise of share options, amount	19,071	6,965	48
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $2,342, amount			231,549
Conversion of participating redeemable preferred shares to ordinary shares, amount			70,971
Disposal of noncontrolling interest in subsidiaries	(544)	(544)	(389)
Net income	97,849	46,471	14,544
Foreign currency translation adjustments	11,104	2,849	3,278
Ending Balance, amount	754,078	478,263	371,492
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	478,096
Net income	99,652	46,746	15,603
Foreign currency translation adjustments	11,266	2,851	3,246
Ending Balance, amount	736,893	478,096
Series A Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares			(203)
Series A Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares			(203)
Series B Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares			(313)
Series B Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares			(313)
Series C Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares			(255)
Series C Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares			(255)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	478,096	370,853	2,215
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	1	3	3
Share repurchase, amount	(139)
Share-based compensation	121,087	50,605	47,989
Issuance of ordinary shares in connection with business acquisitions, amount	7,864
Issuance of ordinary shares in connection with exercise of share options, amount	19,071	6,965	48
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $2,342, amount			231,549
Conversion of participating redeemable preferred shares to ordinary shares, amount			70,971
Disposal of noncontrolling interest in subsidiaries	(5)	73
Net income	99,652	46,746	15,603
Foreign currency translation adjustments	11,266	2,851	3,246
Ending Balance, amount	736,893	478,096	370,853
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	478,096	370,853	2,215
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	1	3	3
Share repurchase, amount	(139)
Share-based compensation	121,087	50,605	47,989
Issuance of ordinary shares in connection with business acquisitions, amount	7,864
Issuance of ordinary shares in connection with exercise of share options, amount	19,071	6,965	48
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $2,342, amount			231,549
Conversion of participating redeemable preferred shares to ordinary shares, amount			70,971
Disposal of noncontrolling interest in subsidiaries	(5)	73
Net income	99,652	46,746	15,603
Foreign currency translation adjustments	11,266	2,851	3,246
Ending Balance, amount	736,893	478,096	370,853
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Series A Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares			(203)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Series A Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares			(203)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Series B Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares			(313)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Series B Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares			(313)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Series C Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares			(255)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Series C Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares			(255)
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares (in shares)	184,157,097	179,029,251	71,560,740
Beginning Balance, amount	184	179	72
Issuance of ordinary shares in connection with share-based compensation arrangements, shares (in shares)	561,517	3,512,394	3,059,779
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	1	3	3
Share repurchase, shares (in shares)	(14,544)
Issuance of ordinary shares in connection with business acquisitions, shares (in shares)	204,466
Issuance of ordinary shares in connection with exercise of share options, shares (in shares)	3,982,385	1,615,452	31,172
Issuance of ordinary shares in connection with exercise of share options, amount	4	2
Issuance of ordinary shares upon initial public offering ("IPO"), shares (in shares)			26,063,544
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $2,342, amount			26
Conversion of participating redeemable preferred shares to ordinary shares, shares (in shares)			78,314,016
Conversion of participating redeemable preferred shares to ordinary shares, amount			78
Ending Balance, shares (in shares)	188,890,921	184,157,097	179,029,251
Ending Balance, amount	189	184	179
Ordinary shares [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares (in shares)	184,157,097	179,029,251	71,560,740
Beginning Balance, amount	184	179	72
Issuance of ordinary shares in connection with share-based compensation arrangements, shares (in shares)	561,517	3,512,394	3,059,779
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	1	3	3
Share repurchase, shares (in shares)	(14,544)
Issuance of ordinary shares in connection with business acquisitions, shares (in shares)	204,466
Issuance of ordinary shares in connection with exercise of share options, shares (in shares)	3,982,385	1,615,452	31,172
Issuance of ordinary shares in connection with exercise of share options, amount	4	2
Issuance of ordinary shares upon initial public offering ("IPO"), shares (in shares)			26,063,544
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $2,342, amount			26
Conversion of participating redeemable preferred shares to ordinary shares, shares (in shares)			78,314,016
Conversion of participating redeemable preferred shares to ordinary shares, amount			78
Ending Balance, shares (in shares)	188,890,921	184,157,097	179,029,251
Ending Balance, amount	189	184	179
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Share repurchase, amount	(139)
Ending Balance, amount	(139)
Treasury Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Share repurchase, amount	(139)
Ending Balance, amount	(139)
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	420,662	363,021	12,568
Share-based compensation	121,087	50,605	47,989
Issuance of ordinary shares in connection with business acquisitions, amount	7,864
Issuance of ordinary shares in connection with exercise of share options, amount	19,067	6,963	48
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $2,342, amount			231,523
Conversion of participating redeemable preferred shares to ordinary shares, amount			70,893
Disposal of noncontrolling interest in subsidiaries	(5)	73
Ending Balance, amount	568,675	420,662	363,021
Additional Paid-in Capital [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	420,662	363,021	12,568
Share-based compensation	121,087	50,605	47,989
Issuance of ordinary shares in connection with business acquisitions, amount	7,864
Issuance of ordinary shares in connection with exercise of share options, amount	19,067	6,963	48
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $2,342, amount			231,523
Conversion of participating redeemable preferred shares to ordinary shares, amount			70,893
Disposal of noncontrolling interest in subsidiaries	(5)	73
Ending Balance, amount	568,675	420,662	363,021
Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	9,114	6,263	3,017
Foreign currency translation adjustments	11,266	2,851	3,246
Ending Balance, amount	20,380	9,114	6,263
Accumulated other comprehensive income [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	9,114	6,263	3,017
Foreign currency translation adjustments	11,266	2,851	3,246
Ending Balance, amount	20,380	9,114	6,263
(Accumulated deficit) retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	32,061	(4,277)	(13,606)
Net income	99,652	46,746	15,603
Ending Balance, amount	119,639	32,061	(4,277)
(Accumulated deficit) retained earnings [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	48,136	1,390	(13,442)
Net income	99,652	46,746	15,603
Ending Balance, amount	147,788	48,136	1,390
(Accumulated deficit) retained earnings [Member] | Series A Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares			(203)
(Accumulated deficit) retained earnings [Member] | Series A Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares			(203)
(Accumulated deficit) retained earnings [Member] | Series B Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares			(313)
(Accumulated deficit) retained earnings [Member] | Series B Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares			(313)
(Accumulated deficit) retained earnings [Member] | Series C Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares			(255)
(Accumulated deficit) retained earnings [Member] | Series C Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares			$ (255)